Variable interest entities (Tables)	12 Months Ended
Dec. 31, 2012
Variable interest entities
Schedule of financial statement balances and amounts of Group's VIEs and subsidiaries

	December 31, 2011	December 31, 2012
	RMB	RMB
Current assets	1,319,777,876	1,881,651,904
Non-current assets	400,773,821	345,087,386

Total assets	1,720,551,697	2,226,739,290

Current liabilities	637,643,480	892,021,422
Non-current liabilities	10,828,587	29,211,730

Total liabilities	648,472,067	921,233,152

	For the years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Total revenues	1,908,947,839	2,182,477,147	1,946,345,171
Net income	213,169,508	291,401,686	239,972,495